Simplify Health Care ETF
Schedule of Investments
March 31, 2022 (Unaudited)
1
Shares Value
Common Stocks – 99.6%
Consumer, Non-cyclical – 98.3%
Abbott Laboratories ............................................................ 5,519 $ 653,229
AbbVie, Inc. .................................................................. 2,915 472,551
Align Technology, Inc.* ......................................................... 440 191,840
Alnylam Pharmaceuticals, Inc.* .................................................. 704 114,956
Amgen, Inc. .................................................................. 1,226 296,471
Anthem, Inc. ................................................................. 2,244 1,102,298
AtriCure, Inc.* ................................................................ 10,654 699,648
Baxter International, Inc. ........................................................ 3,432 266,117
Becton Dickinson and Co. ....................................................... 1,716 456,456
Bio-Techne Corp. ............................................................. 572 247,699
Boston Scientific Corp.* ........................................................ 19,282 854,000
Centene Corp.* ............................................................... 2,200 185,218
Cigna Corp. .................................................................. 2,068 495,513
Cooper Cos., Inc. (The) ......................................................... 176 73,496
CVS Health Corp. ............................................................. 10,120 1,024,245
Danaher Corp. ................................................................ 329 96,506
Dexcom, Inc.* ................................................................ 1,189 608,292
Edwards Lifesciences Corp.* .................................................... 419 49,325
Eli Lilly & Co. ................................................................. 3,652 1,045,823
Gilead Sciences, Inc. .......................................................... 2,155 128,115
HCA Healthcare, Inc. ........................................................... 2,244 562,391
Henry Schein, Inc.* ............................................................ 880 76,727
Horizon Therapeutics Plc* ....................................................... 10,531 1,107,967
Humana, Inc. ................................................................. 2,012 875,562
IDEXX Laboratories, Inc.* ....................................................... 220 120,353
Illumina, Inc.* ................................................................. 1,431 499,991
Insulet Corp.* ................................................................. 443 118,011
Intuitive Surgical, Inc.* .......................................................... 8,414 2,538,336
IQVIA Holdings, Inc.* ........................................................... 1,452 335,717
Johnson & Johnson ............................................................ 8,004 1,418,549
Laboratory Corp. of America Holdings* ............................................ 1,739 458,505
Lantheus Holdings, Inc.* ........................................................ 36,904 2,041,160
LivaNova PLC* ............................................................... 6,746 552,025
McKesson Corp. .............................................................. 1,012 309,804
Medtronic PLC ............................................................... 8,816 978,135
PerkinElmer, Inc. .............................................................. 396 69,086
Pfizer, Inc. ................................................................... 8,261 427,672
Quidel Corp.* ................................................................. 1,938 217,947
ResMed, Inc. ................................................................. 528 128,045
Seagen, Inc.* ................................................................. 792 114,088
Shockwave Medical, Inc.* ....................................................... 5,171 1,072,259
STERIS PLC ................................................................. 352 85,103
Stryker Corp. ................................................................. 4,752 1,270,447
Tenet Healthcare Corp.* ........................................................ 10,086 866,993
Thermo Fisher Scientific, Inc. .................................................... 968 571,749
United Therapeutics Corp.* ...................................................... 4,350 780,434
UnitedHealth Group, Inc. ........................................................ 2,925 1,491,662
Vertex Pharmaceuticals, Inc.* .................................................... 354 92,383
ViewRay, Inc.* ................................................................ 138,958 544,715

Simplify Health Care ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)
2
Shares Value
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Waters Corp.* ................................................................ 792 $ 245,829
Zoetis, Inc. ................................................................... 1,469 277,039
29,310,482
Industrial – 1.0%
Agilent Technologies, Inc. ....................................................... 1,804 238,723
Mettler-Toledo International, Inc.* ................................................. 44 60,421
299,144
Technology – 0.3%
Veeva Systems, Inc., Class A* ................................................... 484 102,830
Total Common Stocks (Cost $29,082,557) ........................................................ 29,712,456
Total Investments – 99.6%
(Cost $29,082,557) .......................................................................... $ 29,712,456
Other Assets in Excess of Liabilities – 0.4% ......................................................... 114,766
Net Assets – 100.0% .......................................................................... $ 29,827,222
* Non Income Producing
Summary of Schedule of Investments
Industry
% of Net
Assets
Common Stocks ................................................................................. 99.6%
Total Investments ................................................................................ 99.6%
Other Assets in Excess of Liabilities .................................................................. 0.4%
Net Assets ..................................................................................... 100.0%